Marketable Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt securities, which were classified at fair value through profit or loss and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2017	2018

Fair value through profit or loss (1)	$1,209	$1,156
Available-for-sale	12,929	8,757

	$14,138	$9,913

(1)	The Group recognized trading gains in the amount of $ 53 during the year ended December 31, 2018.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2017				2018
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$12,987	$(58)	$-	$12,929	$8,851	$(94)	$-	$8,757

Marketable securities with contractual maturities within one year and from one to three years are as follows:

	Amortized	Unrealized		Market
	cost	Gains	Losses	value

Due within one year	$3,326	$-	$(21)	$3,305

Due after one year through three years	$5,525	$-	$(73)	$5,452

Total	$8,851	$-	$(94)	$8,757

As of December 31, 2017 and 2018, management believes the impairments are not other than temporary and therefore the impairment losses were recorded in accumulated other comprehensive income (loss).

The following is the change in the other comprehensive income of available-for-sale securities during 2017:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2017	$40
Gains reclassified into earnings from marketable securities	(94)
Unrealized losses from available-for-sale securities	(4)
Other comprehensive loss from available-for-sale securities as of December 31, 2017	$(58)

The following is the change in the other comprehensive income of available-for-sale securities during 2018:

Other comprehensive loss

Other comprehensive loss from available-for-sale securities as of January 1, 2018	$(58)
Unrealized losses from available-for-sale securities	(36)
Other comprehensive loss from available-for-sale securities as of December 31, 2018	$(94)